EXPENSES BY NATURE	12 Months Ended
Dec. 31, 2023
Disclosure of attribution of expenses by nature to their function [abstract]
EXPENSES BY NATURE
NOTE 6 - EXPENSES BY NATURE

	Year ended December 31,
(in millions of Euros)	2023	2022	2021
Raw materials and consumables used	(4,496)	(5,545)	(3,885)
Employee benefit expenses	(1,171)	(1,110)	(967)
Energy costs	(263)	(274)	(149)
Sub-contractors	(130)	(125)	(102)
Freight out costs	(145)	(163)	(143)
Professional fees	(82)	(81)	(63)
Lease expenses	(18)	(15)	(12)
Depreciation and amortization	(294)	(287)	(267)
Other operating expenses	(284)	(178)	(197)
Other gains and losses - net	(19)	(8)	117
Total operating expenses	(6,902)	(7,786)	(5,668)